Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 x

Pre-Effective Amendment No. ¨

Post-Effective Amendment No. 614 x

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 x

Amendment No. 615 x

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Angela Helton

Assistant Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

JoAnn Strasser, Esq.

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215-6101

(614) 469-3265

It is proposed that this filing will become effective:

□	immediately upon filing pursuant to paragraph (b)
☒	on November 12, 2025 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on _______ pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on _______ pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 611 (“PEA No. 611”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 22, 2025, and pursuant to Rule 485(a)(1) would become effective on October 21, 2025.

This Post-Effective Amendment No. 614 is being filed pursuant to Rule 485(b)(1)(iii) on October 10, 2025 for the sole purpose of designating November 12, 2025 as the new date upon which PEA No. 611 shall become effective.

This Post-Effective Amendment No. 611 incorporates by reference the information contained in Parts A, B and C of PEA No. 611.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on October 10, 2025.

UNIFIED SERIES TRUST

By:	/s/ Martin R. Dean*
Martin R. Dean, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson**	Interested Trustee	October 10, 2025
David R. Carson

/s/ Martin R. Dean*	President	October 10, 2025
Martin R. Dean

/s/ Zachary Richmond*	Treasurer and CFO	October 10, 2025
Zachary Richmond

/s/ Daniel Condon**	Trustee	October 10, 2025
Daniel Condon

/s/ Ronald Tritschler**	Trustee	October 10, 2025
Ronald Tritschler

/s/ Kenneth Grant**	Trustee	October 10, 2025
Kenneth Grant

/s/ Catharine B. McGauley**	Trustee	October 10, 2025
Catharine B. McGauley

/s/ Freddie Jacobs, Jr.**	Trustee	October 10, 2025
Freddie Jacobs, Jr.

/s/ Angela D. Helton
Angela D. Helton, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated September 24, 2025 and filed with Registrant’s registration statement on Form N-1A dated September 26, 2025.
**	Signed pursuant to a Power of Attorney dated September 24, 2025 and filed with Registrant’s registration statement on Form N-1A dated September 26, 2025.